Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2016
Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes

Changes in accumulated other comprehensive income (loss) are as follows:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balance at March 31, 2013	(813,480)	666,813	(209,456)	(356,123)
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(25,139) million, ¥(255,959) million, ¥(44,987) million and ¥(326,085) million	301,889	507,566	91,507	900,962
Reclassifications, net of taxes of ¥— million, ¥5,209 million, ¥(4,682) million and ¥527 million	—	(8,006)	7,897	(109)

Other comprehensive income (loss), net of tax	301,889	499,560	99,404	900,853
Less - Other comprehensive income attributable to noncontrolling interests	(4,947)	(5,810)	(5,812)	(16,569)

Balance at March 31, 2014	(516,538)	1,160,563	(115,864)	528,161
Other comprehensive income (loss) before reclassifications, net of taxes of ¥(8,742) million, ¥(309,767) million, ¥2,853 million and ¥(315,656) million	404,352	596,417	621	1,001,390
Reclassifications, net of taxes of ¥— million, ¥11,013 million, ¥(2,153) million and ¥8,860 million	—	(18,714)	3,695	(15,019)

Other comprehensive income (loss), net of tax	404,352	577,703	4,316	986,371
Less - Other comprehensive income attributable to noncontrolling interests	(23,904)	(10,701)	(2,382)	(36,987)

Balance at March 31, 2015	(136,090)	1,727,565	(113,930)	1,477,545
Other comprehensive income (loss) before reclassifications, net of taxes of ¥10,719 million, ¥130,092 million, ¥93,210 million and ¥234,021 million	(423,404)	(291,681)	(214,600)	(929,685)
Reclassifications, net of taxes of ¥— million, ¥9,832 million, ¥(3,318) million and ¥6,514 million	28,052	(20,511)	5,419	12,960

Other comprehensive income (loss), net of tax	(395,352)	(312,192)	(209,181)	(916,725)
Less - Other comprehensive income attributable to noncontrolling interests	32,387	9,572	7,989	49,948

Balance at March 31, 2016	(499,055)	1,424,945	(315,122)	610,768

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

Reclassifications for the years ended March 31, 2014, 2015 and 2016 consist of the following:

	Yen in millions
	For the years ended March 31,			Affected line items in the consolidated statements of income
	2014	2015	2016
Foreign currency translation adjustments:
	—	—	28,052	Other income (loss), net

	—	—	28,052	Income before income taxes and equity in earnings of affiliated companies

	—	—	28,052	Net income

Unrealized gains (losses) on securities:
	(29)	(7,727)	(779)	Financing operations
	5,079	(14,552)	(27,275)	Foreign exchange gain, net
	(18,469)	(7,446)	(6,185)	Other income (loss), net

	(13,419)	(29,725)	(34,239)	Income before income taxes and equity in earnings of affiliated companies
	5,209	11,013	9,832	Provision for income taxes
	204	(2)	3,896	Equity in earnings of affiliated companies

	(8,006)	(18,714)	(20,511)	Net income

Pension liability adjustments:
Recognized net actuarial loss	17,786	10,194	12,971	*1
Amortization of prior service costs	(5,207)	(4,346)	(4,234)	*1

	12,579	5,848	8,737	Income before income taxes and equity in earnings of affiliated companies
	(4,682)	(2,153)	(3,318)	Provision for income taxes

	7,897	3,695	5,419	Net income

Total reclassifications, net of tax	(109)	(15,019)	12,960

Amounts of reclassifications in parentheses indicate gains in the consolidated statements of income.

*1:	These components are included in the computation of net periodic pension cost. See note 20 to the consolidated financial statements for additional information.